Capital Stock - Schedule of Outstanding Stock Options (Details) - $ / shares	6 Months Ended	12 Months Ended
	Mar. 31, 2026	Sep. 30, 2025
Schedule of Outstanding Stock Options [Abstract]
Number of Stock Options, Beginning Balance	157,188	92,813
Weighted Average Exercise Price, Beginning Balance	$ 21.91	$ 31.14
Number of Stock Options, Granted	160,938	64,375
Weighted Average Exercise Price, Granted	$ 7.17	$ 8.59
Number of Stock Options, Ending Balance	318,125	157,188
Weighted Average Exercise Price, Ending Balance	$ 14.45	$ 21.91